                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INTERNATIONAL VALUE ADVISERS, LLC
      ADDRESS: 717 FIFTH AVENUE
      10TH FLOOR
      NEW YORK, NY 10022
      212-584-3570

Form 13F File Number: 28-13405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL MALAFRONTE
Title: CEO
Phone: 212-584-3570

Signature, Place, and Date of Signing:

/s/Michael Malafronte                   New York, NY       February 8, 2012
-------------------------------------   -------------   ----------------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            46

Form 13F Information Table Value Total:     4,569,691
                                           (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None



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13F Securities at  12/31/11

                                                                                                          VOTING AUTHORITY
                                                      VALUE                            INVSTMENT      -----------------------------
NAME OF ISSUER            TITLE OF CLASS    CUSIP    (X$1000)  SHARES/PRN AMT  SH/PRN  DISCRETION     SOLE        SHARED    NONE
----------------------   ---------------  ---------  --------  --------------  ------  ----------     ----------  -------  --------
Amdocs Ltd                ORD             010510864  115,899        4,062,350  SH      SOLE            3,841,190       0    221,160
Aon Corp                  COM             037389103  117,813        2,517,380  SH      SOLE            2,381,420       0    135,960
Automatic Data
Processing                COM             053015103   81,712        1,512,910  SH      SOLE            1,431,690       0     81,220
Berkshire Hathaway
Inc.-Cl A                 CL A            084670108  174,542            1,521  SH      SOLE                1,439       0         82
Berkshire Hathaway
Inc.-Cl B                 CL B            084670702      484            6,339  SH      SOLE                5,944       0        395
CA Inc.                   COM             12673P105   98,624        4,878,750  SH      SOLE            4,619,600       0    259,150
CVS Caremark Corp         COM             126650100   66,631        1,633,920  SH      SOLE            1,545,950       0     87,970
Cimarex Energy Co         COM             171798101   52,992          856,090  SH      SOLE              809,750       0     46,340
Cisco Systems Inc         COM             17275R102  120,928        6,688,500  SH      SOLE            6,305,400       0    383,100
Colgate Palmolive Co      COM             194162103   54,354          588,310  SH      SOLE              550,260       0     38,050
Contango Oil & Gas        COM NEW         21075N204   67,543        1,160,938  SH      SOLE            1,095,618       0     65,320
Dell Inc.                 COM             24702R101  198,546       13,571,170  SH      SOLE           12,791,180       0    779,990
Devon Energy Corp New     COM             25179M103  294,061        4,742,913  SH      SOLE            4,487,274       0    255,639
Diageo PLC - ADR          SPON ADR New    25243Q205  107,388        1,228,410  SH      SOLE            1,198,200       0     30,210
Energizer Holdings INC    COM             29266R108   55,435          715,470  SH      SOLE              676,450       0     39,020
Gold SPDR Trust           GOLD SHS        78463V107   14,453           95,095  SH      SOLE               66,344       0     28,751
Gold iShares Trust ETF    ISHARES         464285105  129,529        8,504,844  SH      SOLE            6,586,700       0   ,918,144
Hewlett Packard Co.       COM             428236103  236,629        9,185,898  SH      SOLE            8,660,092       0    525,806
IAMGOLD Corp.             COM             450913108   41,022        2,588,130  SH      SOLE            2,588,130       0          0
Ingram Micro Inc          CL A            457153104   79,449        4,367,710  SH      SOLE            4,133,844       0    233,866
Liberty Media Corp -
Interactive A             INT COM SER A   53071M104   50,409        3,108,789  SH      SOLE            2,942,339       0    166,450
Marsh & McLennan Co       COM             571748102   62,099        1,963,921  SH      SOLE            1,858,820       0    105,101
Mastercard Inc. Class A   CL A            57636Q104  204,070          547,370  SH      SOLE              516,269       0     31,101
Microsoft                 COM             594918104  227,641        8,768,898  SH      SOLE            8,258,287       0    510,611
Net 1 UEPS Technologies   COM NEW         64107N206   94,953       12,379,830  SH      SOLE           11,854,290       0    525,540
Newmont Mining Corp.      COM             651639106   19,930          332,110  SH      SOLE              332,110       0          0
News Corp - Class A       CL A            65248E104  243,411       13,644,092  SH      SOLE           12,921,140       0    722,952
News Corp - Class B       CL B            65248E203   54,340        2,988,983  SH      SOLE            2,858,860       0    130,123
Nortel Inversora - ADR    SPON ADR PFD B  656567401    2,656          114,580  SH      SOLE              114,580       0          0
SK Telecom-ADR            SPONSORED ADR   78440P108  141,567       10,401,690  SH      SOLE            9,971,460       0    430,230
Seacor Holdings Inc.      COM             811901101   70,063          787,580  SH      SOLE              745,090       0     42,490
Sealed Air Corp           COM             81211K100  125,451        7,289,405  SH      SOLE            6,897,568       0    391,837
Spansion Inc. CLA         COM CL A NEW    84649R200   17,297        2,089,070  SH      SOLE            1,976,700       0    112,370
Staples Inc.              COM             855030102  174,815       12,585,667  SH      SOLE           11,924,248       0    661,419
Symantec Corp             COM             871503108   77,969        4,982,040  SH      SOLE            4,713,827       0    268,213
Telecom Argentina - ADR   SPON ADR REP B  879273209    3,553          198,730  SH      SOLE              198,730       0          0
Telephone & Data Systems  COM             879433100   24,934          963,070  SH      SOLE              925,120       0     37,950
Telephone & Data Systems
Special Shares            SPL COM         879433860    4,577          192,230  SH      SOLE              157,570       0     34,660
Texas Instruments Inc.    COM             882508104   88,171        3,028,884  SH      SOLE            2,864,088       0    164,796
Total SA - Spon ADR       SPONSORED ADR   89151E109  292,406        5,721,110  SH      SOLE            5,489,820       0    231,290
US Cellular Corp          COM             911684108   23,571          540,246  SH      SOLE              442,876       0     97,370
Valassis Communications
Inc.                      COM             918866104   64,808        3,370,172  SH      SOLE            3,187,832       0    182,340
Wal-Mart Stores Inc       COM             931142103   66,231        1,108,280  SH      SOLE            1,048,000       0     60,280
Walgreen Co               COM             931422109   89,901        2,719,330  SH      SOLE            2,571,660       0    147,670
Washington Post           CL B            939640108  199,638          529,811  SH      SOLE              501,011       0     28,800
Yahoo Inc                 COM             984332106   37,196        2,306,000  SH      SOLE            2,183,630       0    122,370

                                                   4,569,691

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